Property and equipment	12 Months Ended
Mar. 31, 2013
Property Plant And Equipment [Abstract]
Property and equipment

7. Property and equipment

	March 31, 2013	March 31, 2012
Cost
Building	$72,925	$73,626
Information systems, hardware and software	70,049	62,519
Assembly equipment, furniture, fixtures and other	37,875	44,398
Assets under construction	5,858	8,253

	$186,707	$188,796
Accumulated depreciation and amortization
Building	$12,139	$9,406
Information systems, hardware and software	48,127	39,414
Assembly equipment, furniture, fixtures and other	26,388	30,409

	$86,654	$79,229
Net book value
Building	$60,786	$64,220
Information systems, hardware and software	21,922	23,105
Assembly equipment, furniture, fixtures and other	11,487	13,989
Assets under construction	5,858	8,253

	$100,053	$109,567

Depreciation and amortization expense incurred is as follows.

	Year ended March 31,
	2013	2012	2011
Building	$2,951	$2,968	$3,159
Information systems, hardware and software	14,614	13,690	14,780
Assembly equipment, furniture, fixtures and other	7,385	8,370	8,975

	$24,950	$25,028	$26,914

Included in accrued and other current liabilities is an accrual for capital expenditures of $2,292 at March 31, 2013 (March 31, 2012 – $1,975).

The amount of depreciation expense included in cost of sales amounted to $3,760, $3,769 and $4,118 for the years ended March 31, 2013, 2012 and 2011, respectively.

The Company concluded that the carrying amount of certain assets was not recoverable and recorded an impairment charge of $2,194 primarily related to discontinued information system projects.